Note 14 - Convertible Notes	12 Months Ended
Dec. 31, 2023
Convertible Subordinated Debt [Member]
Notes to Financial Statements
Debt Disclosure [Text Block]

14.      Convertible notes

On April 4, 2023, the Company issued a notice of redemption to all holders of its 4.0% Convertible Senior Subordinated Notes due 2025 (the “Convertible Notes”). During the period leading up to the redemption date of June 1, 2023, $230,000 of Convertible Notes were converted or redeemed resulting in the issuance of 4,015,720 Subordinate Voting Shares.

Upon conversion and redemption of the Convertible Notes, the unamortized financing cost of $2,899 was reclassified to equity.